UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

Tortoise Energy Infrastructure Corporation
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2010
Master Limited Partnerships and Related Companies - 159.7% (1)	Shares	Fair Value
Crude/Refined Products Pipelines - 68.4% (1)
United States - 68.4% (1)
Blueknight Energy Partners, L.P. (2)	342,162	$3,695,350
Buckeye Partners, L.P.	781,500	45,944,385
Enbridge Energy Partners, L.P.	1,684,900	86,300,578
Holly Energy Partners, L.P.	616,000	26,235,440
Kinder Morgan Management, LLC (3)	1,840,914	105,576,441
Magellan Midstream Partners, L.P.	1,626,700	73,591,908
NuStar Energy L.P.	894,600	51,341,094
Plains All American Pipeline, L.P.	1,239,100	68,658,531
Sunoco Logistics Partners L.P.	799,000	54,220,140
		515,563,867

Natural Gas/Natural Gas Liquids Pipelines - 61.2% (1)
United States - 61.2% (1)
Boardwalk Pipeline Partners, LP	1,837,546	55,016,127
Duncan Energy Partners L.P.	604,335	15,404,499
El Paso Pipeline Partners, L.P.	1,514,900	39,220,761
Energy Transfer Equity, L.P.	554,110	17,908,835
Energy Transfer Partners, L.P.	2,065,200	95,577,456
Enterprise Products Partners L.P.	3,097,300	101,467,548
ONEOK Partners, L.P.	634,700	38,494,555
Spectra Energy Partners, LP	493,020	14,780,740
TC PipeLines, LP	1,481,600	54,671,040
Williams Partners L.P.	177,700	6,901,868
Williams Pipeline Partners L.P.	726,500	21,206,535
		460,649,964

Natural Gas Gathering/Processing - 19.3% (1)
United States - 19.3% (1)
Copano Energy, L.L.C.	999,440	23,786,672
DCP Midstream Partners, LP	1,106,100	34,090,002
MarkWest Energy Partners, L.P.	1,066,900	31,558,902
Regency Energy Partners LP	295,400	6,274,296
Targa Resources Partners LP	1,822,225	45,555,625
Western Gas Partners LP	205,075	4,384,504
		145,650,001

Propane Distribution - 10.2% (1)
United States - 10.2% (1)
Inergy, L.P.	2,135,500	77,134,260

Shipping - 0.6% (1)
Republic of the Marshall Islands - 0.6% (1)
Teekay LNG Partners L.P.	156,200	4,262,698

Total Master Limited Partnerships and Related Companies (Cost $734,644,539)		1,203,260,790

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Fidelity Institutional Government Portfolio - Class I, 0.03% (4) (Cost $14,774)	14,774	14,774

Total Investments - 159.7% (1) (Cost $734,659,313)		1,203,275,564
Other Assets and Liabilities - (27.5%) (1)		(206,926,488)
Long-Term Debt Obligations - (22.5%) (1)		(169,975,000)
Mandatory Redeemable Preferred Shares at Redemption Value - (9.7%) (1)		(73,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$753,374,076

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Non-income producing.
(3) Security distributions are paid-in-kind.
(4) Rate indicated is the current yield as of February 28, 2010.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of February 28, 2010.  These assets are measured on a recurring basis.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2010	(Level 1)	(Level 2)	(Level 3)
Equity Securities:
Master Limited Partnerships and Related Companies(a)	$1,203,260,790	$1,203,260,790	$-	$-
Total Equity Securities	1,203,260,790	1,203,260,790	-	-
Other:
Short-Term Investment(b)	14,774	14,774	-	-
Total Other	14,774	14,774	-	-
Total	$1,203,275,564	$1,203,275,564	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at February 28, 2010.

The changes for all Level 3 assets measured at fair value on a recurring basis using significant unobservable inputs for the period ended February 28, 2010, are as follows:

For the period ended
February 28, 2010
Fair value beginning balance	$5,594,789
Total unrealized gains included in net increase in net assets applicable to common stockholders	-
Net purchases, issuances and settlements	-
Return of capital adjustments impacting cost basis of security	-
Transfers out of Level 3	(5,594,789)
Fair value ending balance	$-

The Company utilizes the beginning of reporting period method for determining transfers into or out of Level 3.  Accordingly, this method is the basis for presenting the rollforward in the preceding table. Under this method, the fair value of the asset at the beginning of the period will be disclosed as a transfer into or out of Level 3, gains or losses for an asset that transfers into Level 3 during the period will be included in the reconciliation, and gains or losses for an asset that transfers out of Level 3 will be excluded from the reconciliation.

For the period ended February 28, 2010, Copano Energy, L.L.C. Class D Common Units transferred out of Level 3 when they converted into unrestricted common units of Copano Energy, L.L.C.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

As of February 28, 2010, the aggregate cost of securities for federal income tax purposes was $619,543,565.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $587,612,664, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $3,880,665 and the net unrealized appreciation was $583,731,999.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Infrastructure Corporation

Date: April 26, 2010	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Infrastructure Corporation

Date: April 26, 2010	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Tortoise Energy Infrastructure Corporation

Date: April 26, 2010	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer